Shareholder Report	6 Months Ended	110 Months Ended
	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	PARNASSUS INCOME FUNDS
Entity Central Index Key	0000866256
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000002472
Shareholder Report [Line Items]
Fund Name	Parnassus Fixed Income Fund
Class Name	Investor Shares
Trading Symbol	PRFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at www.parnassus.com. You can also request this information by contacting us at 800-999-3505.
Additional Information Phone Number	800-999-3505
Additional Information Website	www.parnassus.com
Expenses [Text Block]

What was the Fund's cost for the period?

(based on hypothetical $10,000 investment)
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Investor Shares	$29	0.58%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

How did the fund perform?

The Parnassus Fixed Income Fund (Investor Shares) returned 0.17% (net of fees) for the second-quarter period, outperforming the nearly flat 0.07% return for the Bloomberg U.S. Aggregate Bond Index. The Fund's duration did not have a significant impact on relative performance, because the Fund held its duration close to the index as spreads widened.

Security selection within corporate bonds aided relative performance, while an overweight allocation to corporate bonds detracted.

We continue to search for undervalued sectors of the fixed income market while insulating the portfolio from a softer economy and widening spreads.

Line Graph [Table Text Block]
	Parnassus Fixed Income Fund	Bloomberg U.S. Aggregate Bond Index

2013	$10,000	$10,000
2014	$10,103	$10,196
2015	$10,173	$10,252
2016	$10,419	$10,524
2017	$10,742	$10,897
2018	$10,622	$10,898
2019	$11,645	$11,848
2020	$12,569	$12,737
2021	$12,307	$12,541
2022	$10,548	$10,909
2023	$11,256	$11,512
2024	$11,227	$11,430

Average Annual Return [Table Text Block]
	1 Year	5 years	10 Years
Parnassus Fixed Income Fund - Investor Shares	4.22%	- 0.35%	1.16%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%

AssetsNet	$ 279,386,924	$ 279,386,924
Holdings Count | Holding	96	96
Advisory Fees Paid, Amount	$ 367,344
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$279,386,924
# of Portfolio Holdings	96
Portfolio Turnover Rate	15%
Advisory Fees Paid	$367,344

Holdings [Text Block]

Sector Allocation (%)

Value	Value
Short-Term Investments, Other Assets & Liabilities	2.8%
Preferred Stock	0.7%
U.S. Government Agency Bonds	6.8%
Exchange-Traded Funds	7.7%
Government Related Bonds	8.2%
U.S. Government Treasury Bonds	18.6%
Corporate Bonds	55.2%

Largest Holdings [Text Block]

Top Ten Corporate Holdings

McCormick & Co., Inc.	1.2%
Alexandria Real Estate Equities Inc.	1.2%
Morgan Stanley	1.2%
Global Payments Inc.	1.2%
Pentair Finance SA	1.2%
C.H. Robinson Worldwide Inc.	1.2%
American Express Co.	1.2%
Hilton Domestic Operating Company Inc.	1.2%
Oracle Corp.	1.2%
Xylem Inc.	1.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes to the Fund in the last reporting period.
Updated Prospectus Phone Number	800-999-3505
C000156017
Shareholder Report [Line Items]
Fund Name	Parnassus Fixed Income Fund
Class Name	Institutional Shares
Trading Symbol	PFPLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at www.parnassus.com. You can also request this information by contacting us at 800-999-3505.
Additional Information Phone Number	800-999-3505
Additional Information Website	www.parnassus.com
Expenses [Text Block]

What was the Fund's cost for the period?

(based on hypothetical $10,000 investment)
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Institutional Shares	$19	0.39%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

How did the fund perform?

The Parnassus Fixed Income Fund (Institutional Shares) returned 0.27% (net of fees) for the second-quarter period, outperforming the nearly flat 0.07% return for the Bloomberg U.S. Aggregate Bond Index. The Fund's duration did not have a significant impact on relative performance, because the Fund held its duration close to the index as spreads widened.

Security selection within corporate bonds aided relative performance, while an overweight allocation to corporate bonds detracted.

We continue to search for undervalued sectors of the fixed income market while insulating the portfolio from a softer economy and widening spreads.

Line Graph [Table Text Block]
	Parnassus Fixed Income Fund	Bloomberg U.S. Aggregate Bond Index

2015	$10,000	$10,000
2015	$9,965	$9,932
2016	$10,219	$10,195
2017	$10,564	$10,556
2018	$10,470	$10,557
2019	$11,497	$11,477
2020	$12,442	$12,339
2021	$12,206	$12,148
2022	$10,485	$10,568
2023	$11,214	$11,152
2024	$11,200	$11,073

Average Annual Return [Table Text Block]
	1 Year	5 years	Since Inception
Parnassus Fixed Income Fund - Institutional Shares (Incp: April 30, 2015)	4.43%	- 0.12%	1.24%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.12%

Performance Inception Date		Apr. 30, 2015
AssetsNet	$ 279,386,924	$ 279,386,924
Holdings Count | Holding	96	96
Advisory Fees Paid, Amount	$ 367,344
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$279,386,924
# of Portfolio Holdings	96
Portfolio Turnover Rate	15%
Advisory Fees Paid	$367,344

Holdings [Text Block]

Sector Allocation (%)

Value	Value
Short-Term Investments, Other Assets & Liabilities	2.8%
Preferred Stock	0.7%
U.S. Government Agency Bonds	6.8%
Exchange-Traded Funds	7.7%
Government Related Bonds	8.2%
U.S. Government Treasury Bonds	18.6%
Corporate Bonds	55.2%

Largest Holdings [Text Block]

Top Ten Corporate Holdings

McCormick & Co., Inc.	1.2%
Alexandria Real Estate Equities Inc.	1.2%
Morgan Stanley	1.2%
Global Payments Inc.	1.2%
Pentair Finance SA	1.2%
C.H. Robinson Worldwide Inc.	1.2%
American Express Co.	1.2%
Hilton Domestic Operating Company Inc.	1.2%
Oracle Corp.	1.2%
Xylem Inc.	1.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes to the Fund in the last reporting period.
Updated Prospectus Phone Number	800-999-3505
C000102327
Shareholder Report [Line Items]
Fund Name	Parnassus Core Equity Fund
Class Name	Institutional Shares
Trading Symbol	PRILX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at www.parnassus.com. You can also request this information by contacting us at 800-999-3505.
Additional Information Phone Number	800-999-3505
Additional Information Website	www.parnassus.com
Expenses [Text Block]

What was the Fund's cost for the period?

(based on hypothetical $10,000 investment)
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Institutional Shares	$32	0.61%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the fund perform?

The Parnassus Core Equity Fund (Institutional Shares) returned 1.91% (net of fees) for the quarter, underperforming the S&P 500 Index. The underperformance was primarily driven by negative stock selection in the Information Technology sector, offset somewhat by its favorable overweight position.

We increased our underweight position in the Health Care sector as we sold Roche. We also decreased our overweight position in the Financials sector by trimming Bank of America and other positions.

We invested the proceeds to increase an existing position in Realty Income, a real estate investment trust that owns commercial properties. This move changed our Real Estate sector exposure from underweight to an overweight.

Line Graph [Table Text Block]
	Parnassus Core Equity Fund	S&P 500 Index

2013	$10,000	$10,000
2014	$10,581	$10,612
2015	$10,545	$10,758
2016	$11,664	$12,045
2017	$13,625	$14,675
2018	$13,632	$14,031
2019	$17,852	$18,449
2020	$21,687	$21,844
2021	$27,718	$28,114
2022	$22,605	$23,023
2023	$28,303	$29,075
2024	$31,735	$33,521

Average Annual Return [Table Text Block]
	1 Year	5 years	10 Years
Parnassus Core Equity Fund - Institutional Shares	21.34%	14.11%	12.24%
S&P 500 Index	24.56%	15.05%	12.86%

AssetsNet	$ 30,053,295,701	$ 30,053,295,701
Holdings Count | Holding	39	39
Advisory Fees Paid, Amount	$ 81,942,299
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$30,053,295,701
# of Portfolio Holdings	39
Portfolio Turnover Rate	11%
Advisory Fees Paid	$81,942,299

Holdings [Text Block]

Sector Allocation (%)

Value	Value
Short-Term Investments, Other Assets & Liabilities	0.4%
Real Estate	3.2%
Consumer Discretionary	5.2%
Health Care	5.5%
Consumer Staples	5.9%
Materials	7.3%
Industrials	8.8%
Communication Services	9.7%
Financials	17.6%
Information Technology	36.4%

Largest Holdings [Text Block]

Top Ten Holdings

Microsoft Corp.	6.9%
NVIDIA Corp.	6.6%
Alphabet Inc., Class A	6.5%
Apple Inc.	4.6%
Salesforce Inc.	4.2%
Deere & Co.	3.4%
Realty Income Corp.	3.2%
Mastercard Inc., Class A	3.2%
Ball Corp.	2.8%
Linde plc	2.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes to the Fund in the last reporting period.
Updated Prospectus Phone Number	800-999-3505
C000002471
Shareholder Report [Line Items]
Fund Name	Parnassus Core Equity Fund
Class Name	Investor Shares
Trading Symbol	PRBLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at www.parnassus.com. You can also request this information by contacting us at 800-999-3505.
Additional Information Phone Number	800-999-3505
Additional Information Website	www.parnassus.com
Expenses [Text Block]

What was the Fund's cost for the period?

(based on hypothetical $10,000 investment)
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Investor Shares	$43	0.81%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the fund perform?

The Parnassus Core Equity Fund (Investor Shares) returned 1.86% (net of fees) for the quarter, underperforming the S&P 500 Index. The underperformance was primarily driven by negative stock selection in the Information Technology sector, offset somewhat by its favorable overweight position.

We increased our underweight position in the Health Care sector as we sold Roche. We also decreased our overweight position in the Financials sector by trimming Bank of America and other positions.

We invested the proceeds to increase an existing position in Realty Income, a real estate investment trust that owns commercial properties. This move changed our Real Estate sector exposure from underweight to an overweight.

Line Graph [Table Text Block]
	Parnassus Core Equity Fund	S&P 500 Index

2013	$10,000	$10,000
2014	$10,571	$10,612
2015	$10,513	$10,758
2016	$11,607	$12,045
2017	$13,531	$14,675
2018	$13,506	$14,031
2019	$17,651	$18,449
2020	$21,391	$21,844
2021	$27,283	$28,114
2022	$22,206	$23,023
2023	$27,742	$29,075
2024	$31,081	$33,521

Average Annual Return [Table Text Block]
	1 Year	5 years	10 Years
Parnassus Core Equity Fund - Investor Shares	21.10%	13.87%	12.01%
S&P 500 Index	24.56%	15.05%	12.86%

AssetsNet	$ 30,053,295,701	$ 30,053,295,701
Holdings Count | Holding	39	39
Advisory Fees Paid, Amount	$ 81,942,299
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$30,053,295,701
# of Portfolio Holdings	39
Portfolio Turnover Rate	11%
Advisory Fees Paid	$81,942,299

Holdings [Text Block]

Sector Allocation (%)

Value	Value
Short-Term Investments, Other Assets & Liabilities	0.4%
Real Estate	3.2%
Consumer Discretionary	5.2%
Health Care	5.5%
Consumer Staples	5.9%
Materials	7.3%
Industrials	8.8%
Communication Services	9.7%
Financials	17.6%
Information Technology	36.4%

Largest Holdings [Text Block]

Top Ten Holdings

Microsoft Corp.	6.9%
NVIDIA Corp.	6.6%
Alphabet Inc., Class A	6.5%
Apple Inc.	4.6%
Salesforce Inc.	4.2%
Deere & Co.	3.4%
Realty Income Corp.	3.2%
Mastercard Inc., Class A	3.2%
Ball Corp.	2.8%
Linde plc	2.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes to the Fund in the last reporting period.
Updated Prospectus Phone Number	800-999-3505